Basis of Presentation	12 Months Ended
Dec. 31, 2022
Basis of Presentation [Abstract]
Basis of Presentation
2.1	BASIS OF PRESENTATION
Basis of preparation
The Group’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) and the Interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”) issued by the International Accounting Standards Board (“IASB”). For the purpose of preparation of the consolidated financial statements, information is considered material if such information is reasonably expected to influence decision made by primary users.
The consolidated financial statements have been prepared on a historical cost basis, except for financial assets at fair value through profit or loss, derivative financial assets and derivative financial liability which are measured at fair value. The consolidated financial statements are presented in Hong Kong Dollars (“HK$”) unless otherwise stated, which is also the functional currency of the Company.

2.2	APPLICATION OF AMENDMENTS TO IFRSs
Amendments to IFRSs that are mandatorily effective for current year
In the current year, the Group has applied the following amendments to IFRSs issued by the International Accounting Standards Board (“IASB”) for the first time, which are mandatorily effective for the annual periods beginning on or after January 1, 2022 for the preparation of the consolidated financial statements:

Amendments to IFRS 3	Reference to the Conceptual Framework
Amendment to IFRS 16	Covid-19-Related Rent Concessions beyond June 30, 2021
Amendments to IAS 16	Property, Plant and Equipment – Proceeds before Intended Use
Amendments to IAS 37	Onerous Contracts – Cost of Fulfilling a Contract
Amendments to IFRS Standards	Annual Improvements to IFRS Standards 2018-2020
Except as described below, the application of the amendments to IFRSs in the current year has had no material impact on the Group’s financial positions and performance for the current and prior years and/or on the disclosures set out in these consolidated financial statements.
Impacts on application of Amendments to IFRS 3 Reference to the Conceptual Framework
The Group has applied the amendments to business combinations for which the acquisition date was on or after January 1, 2022. The amendments update a reference in IFRS 3 Business Combinations so that it refers to the Conceptual Framework for Financial Reporting issued by International Accounting Standards Board in March 2018 (the “Conceptual Framework”) instead of the International Accounting Standards Committee’s Framework for the Preparation and Presentation of Financial Statements (replaced by the Conceptual Framework for Financial Reporting issued in September 2010), add a requirement that, for transactions and events within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets or IFRIC 21 Levies, an acquirer applies IAS 37 or IFRIC 21 instead of the Conceptual Framework to identify the liabilities it has assumed in a business combination and add an explicit statement that an acquirer does not recognise contingent assets acquired in a business combination.
The application of the amendments in the current year has had no impact on the Group’s consolidated financial statements.

2.3	ISSUED BUT NOT YET EFFECTIVE IFRSs
New and amendments to IFRSs in issue but not yet effective
The Group has not early applied the following new and amendments to IFRSs and International Accounting Standards (“IASs”) that have been issued but are not yet effective:

IFRS 17 (including the June 2020 and December 2021 Amendments to IFRS 17)	Insurance Contracts 1
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture 2
Amendment to IFRS 16	Lease Liability in a Sale and Leaseback 3
Amendments to IAS 1	Classification of Liabilities as Current or Non-current 3
Amendments to IAS 1	Non-current Liabilities with Covenants 3
Amendments to IAS 1 and IFRS Practice Statement 2	Disclosure of Accounting Policies 1
Amendments to IAS 8	Definition of Accounting Estimate 1
Amendments to IAS 12	Deferred Tax related to Assets and Liabilities arising from a Single Transaction 1

1	Effective for annual periods beginning on or after January 1, 2023
2	Effective for annual periods beginning on or after a date to be determined
3	Effective for annual periods beginning on or after January 1, 2024
Except for the impact mentioned below, the directors of the Company anticipate that the application of the other new and amendments to IFRSs will have no material impact on the consolidated financial statements in the foreseeable future.
Amendments to IAS 1 Classification of Liabilities as Current or Non-current (the “2020 Amendments”) and Amendments to IAS 1 Non-current Liabilities with Covenants (the “2022 Amendments”)
The 2020 Amendments provide clarification and additional guidance on the assessment of right to defer settlement for at least twelve months from reporting date for classification of liabilities as current or non-current,
which:

•
clarify that if a liability has terms that could, at the option of the counterparty, result in its settlement by the transfer of the entity’s own equity instruments, these terms do not affect its classification as current or non-current
only if the entity recognises the option separately as an equity instrument applying IAS 32 Financial Instruments: Presentation.

•
specify that the classification of liabilities as current or non-current
should be based on rights that are in existence at the end of the reporting period. Specifically, the amendments clarify that the classification should not be affected by management intentions or expectations to settle the liability within 12 months.

For rights to defer settlement for at least twelve months from reporting date which are conditional on the compliance with covenants, the requirements introduced by the 2020 Amendments have been modified by the 2022 Amendments. The 2022 Amendments specify that only covenants with which an entity is required to comply with on or before the end of the reporting period affect the entity’s right to defer settlement of a liability for at least twelve months after the reporting date. Covenants which are required to comply with only after the reporting period do not affect whether that right exists at the end of the reporting period
.

In addition, the 2022 Amendments specify the disclosure requirements about information that enables users of financial statements to understand the risk that the liabilities could become repayable within twelve months after the reporting period, if the entity classifies liabilities arising from loan arrangements as non-current
when the entity’s right to defer settlement of those liabilities is subject to the entity complying with covenants within twelve months after the reporting period.
The 2022 Amendments also defer the effective date of applying the 2020 Amendments to annual reporting periods beginning on or after 1 January 2024. The 2022 Amendments, together with the 2020 Amendments, are effective for annual reporting periods beginning on or after 1 January 2024, with early application permitted. If an entity applies the 2020 amendments for an earlier period after the issue of the 2022 Amendments, the entity should also apply the 2022 Amendments for that period.
Based on the Group’s outstanding liabilities as at December 31, 2022 and the related terms and conditions stipulated in the agreements between the Group and the related lenders, the application of the 2020 and 2022 Amendments will not result in reclassification of the Group’s liabilities.
Amendments to IAS 1 and IFRS Practice Statement 2 “Disclosure of Accounting Policies”
IAS 1 is amended to replace all instances of the term “significant accounting policies” with “material accounting policy information”. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements.
The amendments also clarify that accounting policy information may be material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial. However, not all accounting policy information relating to material transactions, other events or conditions is itself material. If an entity chooses to disclose immaterial accounting policy information, such information must not obscure material accounting policy information.
IFRS Practice Statement 2 “Making Materiality Judgements” (the “Practice Statement”) is also amended to illustrate how an entity applies the “four-step materiality process” to accounting policy disclosures and to judge whether information about an accounting policy is material to its financial statements. Guidance and examples are added to the Practice Statement.
The application of the amendments is not expected to have significant impact on the financial position or performance of the Group but may affect the disclosures of the Group’s significant accounting policies. The impacts of application, if any, will be disclosed in the Group’s future consolidated financial statements.
Amendments to IAS 8 “Definition of Accounting Estimates”
The amendments define accounting estimates as “monetary amounts in financial statements that are subject to measurement uncertainty”. An accounting policy may require items in financial statements to be measured in a way that involves measurement uncertainty — that is, the accounting policy may require such items to be measured at monetary amounts that cannot be observed directly and must instead be estimated. In such a case, an entity develops an accounting estimate to achieve the objective set out by the accounting policy. Developing accounting estimates involves the use of judgements or assumptions based on the latest available, reliable information.

In addition, the concept of changes in accounting estimates in IAS 8 is retained with additional clarifications.
The application of the amendments is not expected to have significant impact on the Group’s consolidated financial statements.

2.4	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of consolidation
The consolidated financial statements include the financial statements of the Company and its subsidiaries for the years ended December 31, 2020, 2021 and 2022. A subsidiary is an entity, directly or indirectly, controlled by the Company. Control is achieved when the Group has power over investee, is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee (i.e., existing rights that give the Group the current ability to direct the relevant activities of the investee).
The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control described above.
The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. The results of subsidiaries are consolidated from the date on which the Group obtains control, and continue to be consolidated until the date that such control ceases.
Profit or loss and each item of other comprehensive income, if any, is attributed to the owners of the parent of the Group (including ordinary shareholders and holders of perpetual securities) and to the non-controlling
interests, even if this results in the
non-controlling
interests having a deficit balance. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions among members of the Group are eliminated in full on consolidation.
Non-controlling
interests in subsidiaries are presented separately from the Group’s equity therein, which represent present ownership interests entitling their holders to a proportionate share of net assets of the relevant subsidiaries upon liquidation.
Changes in the Group’s interests in existing subsidiaries
Changes in the Group’s interests in subsidiaries that do not result in the Group losing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the Group’s relevant components of equity and the non-controlling
interests are adjusted to reflect the changes in their relative interests in the subsidiaries, including re-attribution
of relevant reserves between the Group and the
non-controlling
interests according to the Group’s and the
non-controlling
interests’ proportionate interests.
Any difference between the amount by which the
non-controlling
interests are adjusted, and the fair value of the consideration paid or received is recognised directly in equity and attributed to owners of the Company.
When the Group loses control of a subsidiary, the assets and liabilities of that subsidiary and non-controlling
interests (if any) are derecognised. A gain or loss is recognised in profit or loss and is calculated as the difference between (i) the aggregate of the fair value of the consideration received and the fair value of any retained interest and (ii) the carrying amount of the assets (including goodwill), and liabilities of the subsidiary attributable to the owners of the Company. All amounts previously recognised in other comprehensive income in relation to that subsidiary are accounted for as if the Group had directly disposed of the related assets or liabilities of the subsidiary (i.e. reclassified to profit or loss or transferred to another category of equity as specified/permitted by applicable IFRSs). The fair value of any investment retained in the former subsidiary at the date when control is lost is regarded as the fair value on initial recognition for subsequent accounting under IFRS 9 “Financial Instruments” or, when applicable, the cost on initial recognition of an investment in an associate or a joint venture.
Business combinations
A business is an integrated set of activities and assets which includes an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired processes are considered substantive if they are critical to the ability to continue producing outputs, including an organized workforce with the necessary skills, knowledge, or experience to perform the related processes or they significantly contribute to the ability to continue producing outputs and are considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.
Acquisitions of businesses, other than business combination under common control, are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Group, liabilities incurred by the Group to the former owners of the acquiree and the equity interests issued by the Group in exchange for control of the acquiree. Acquisition-related costs are generally recognized in profit or loss as incurred.
For business combinations in which the acquisition date is on or after January 1, 2022, the identifiable assets acquired and liabilities assumed must meet the definitions of an asset and a liability in the Conceptual Framework except for transactions and events within the scope of IAS 37 or IFRIC 21, in which the Group applies IAS 37 or IFRIC 21 instead of the Conceptual Framework to identify the liabilities it has assumed in a business combination. Contingent assets are not recognized.
At the acquisition date, the identifiable assets acquired and the liabilities assumed are recognized at their fair value.
Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling
interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net amount of the identifiable assets acquired and the liabilities assumed as at acquisition date. If, after re-assessment,
the net amount of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling
interests in the acquiree and the fair value of the acquirer’s previously held interest in the acquiree (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.
Non-controlling
interests that are present ownership interests and entitle their holders to a proportionate share of the relevant subsidiary’s net assets in the event of liquidation are initially measured at the non-controlling
interests’ proportionate share of the recognized amounts of the acquiree’s identifiable net assets or at fair value. The choice of measurement basis is made on a transaction-by-transaction
basis. Other types of
non-controlling
interests are measured at their fair value.

Business combinations

under common cont
rol
The Company accounts for the business combination with entities under common control using historical carrying values and under a prospective basis (referred to herein as predecessor accounting) which involves the Company accounting for the combination prospectively from the date on which it occurred. For predecessor accounting:

•	Assets and liabilities of the acquired entity are stated at carrying amounts. Fair value measurement is not required.

•	Income statement reflects the results of the combining parties.

•	No new goodwill arises in predecessor accounting.

•	Any difference between the consideration given and the aggregate carrying value of the assets and liabilities of the acquired entity at the date of the transaction is recognized in capital reserve.
Goodwill
Goodwill arising on an acquisition of a business is carried at cost as established at the date of acquisition of the business (see the accounting policy above) less accumulated impairment losses, if any.
For the purposes of impairment testing, goodwill is allocated to each of the Group’s cash-generating units (or groups of cash-generating units) that is expected to benefit from the synergies of the combination, which represent the lowest level at which the goodwill is monitored for internal management purposes and not larger than an operating segment.
A cash-generating unit (or groups of cash-generating units) to which goodwill has been allocated is tested for impairment annually or more frequently when there is indication that the unit may be impaired. For goodwill arising on an acquisition in a reporting period, the cash-generating unit (or groups of cash-generating units) to which goodwill has been allocated is tested for impairment before the end of that reporting period. If the recoverable amount is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated and then to the other assets on a pro-rata
basis based on the carrying amount of each asset in the unit (or group of cash-generating units).
On disposal of the relevant cash-generating unit or any of the cash-generating unit within the group of cash-generating units, the attributable amount of goodwill is included in the determination of the amount of profit or loss on disposal. When the Group disposes of an operation within the cash-generating unit (or a cash-generating unit within a group of cash-generating units), the amount of goodwill disposed of is measured on the basis of the relative values of the operation (or the cash-generating unit) disposed of and the portion of the cash-generating unit (or the group of cash-generating units) retained.
Fair value measurement
The Group measures its derivative financial instruments, movie income right investments and equity investments at fair value at the end of each reporting period. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1	—	based on quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2	—	based on valuation techniques for which the lowest level input that is significant to the fair value measurement is observable, either directly or indirectly

Level 3	—	based on valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable
For assets and liabilities that are recognized in the consolidated financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
Impairment of
non-financial
assets
At the end of the reporting period, the Group reviews the carrying amounts of its property, plant and equipment and intangible assets with finite useful lives to determine whether there is any indication that these assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the relevant asset is estimated in order to determine the extent of the impairment loss (if any). Intangible assets with indefinite useful lives and intangible assets not yet available for use are tested for impairment at least annually, and whenever there is an indication that they may be impaired.
The recoverable amount of property, plant and equipment, and intangible assets are estimated individually. When it is not possible to estimate the recoverable amount individually, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.
In testing a cash-generating unit for impairment, corporate assets are allocated to the relevant cash-generating unit when a reasonable and consistent basis of allocation can be established, or otherwise they are allocated to the smallest group of cash generating units for which a reasonable and consistent allocation basis can be established. The recoverable amount is determined for the cash-generating unit or group of cash-generating units to which the corporate asset belongs, and is compared with the carrying amount of the relevant cash-generating unit or group of cash-generating units.
Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset (or a cash-generating unit) for which the estimates of future cash flows have not been adjusted.
If the recoverable amount of an asset (or a cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or a cash-generating unit) is reduced to its recoverable amount. For corporate assets or portion of corporate assets which cannot be allocated on a reasonable and consistent basis to a cash-generating unit, the Group compares the carrying amount of a group of cash-generating units, including the carrying amounts of the corporate assets or portion of corporate assets allocated to that group of cash-generating units, with the recoverable amount of the group of cash-generating units. In allocating the impairment loss, the impairment loss is allocated first to reduce the carrying amount of any goodwill (if applicable) and then to the other assets on a pro-rata
basis based on the carrying amount of each asset in the unit or the group of cash-generating units. The carrying amount of an asset is not reduced below the highest of its fair value less costs of disposal (if measurable), its value in use (if determinable) and zero. The amount of the impairment loss that would otherwise have been allocated to the asset is allocated pro rata to the other assets of the unit or the group of cash-generating units. An impairment loss is recognized immediately in profit or loss.
Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit or a group of cash-generating units) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or a cash-generating unit or a group of cash-generating units) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.
Related parties
A party is considered to be related to the Group if:

(a)	the party is a person or a close member of that person’s family and that person

(i)	has control or joint control over the Group;

(ii)	has significant influence over the Group; or

(iii)	is a member of the key management personnel of the Group or of a parent of the Group;

or

(b)	the party is an entity where any of the following conditions applies:

(i)	the entity and the Group are members of the same group;

(ii)	one entity is an associate or joint venture of the other entity (or of a parent, subsidiary or fellow subsidiary of the other entity);

(iii)	the entity and the Group are joint ventures of the same third party;

(iv)	one entity is a joint venture of a third entity and the other entity is an associate of the third entity;

(v)	the entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group; and the sponsoring employers of the post-employment benefit plan;

(vi)	the entity is controlled or jointly controlled by a person identified in (a);

(vii)	a person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity); and

(viii)	the entity, or any member of a group of which it is a part, provides key m anagement personnel services to the Group or to the parent of the Group.

Property, plant and equipment and depreciation
Property, plant and equipment are stated at cost less accumulated depreciation and any impairment losses. The cost of an item of property, plant and equipment comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.
Expenditure incurred after items of property, plant and equipment have been put into operation, such as repairs and maintenance, is normally charged to profit or loss in the year in which it is incurred. In situations where the recognition criteria are satisfied, the expenditure for a major inspection is capitalized in the carrying amount of the asset as a replacement. Where significant parts of property, plant and equipment are required to be replaced at intervals, the Group recognizes such parts as individual assets with specific useful lives and depreciates them accordingly.
Depreciation is calculated on a straight-line basis to write off the cost of each item of property, plant and equipment to its residual value over its estimated useful life. The principal annual rates used for this purpose are as follows:
Furniture and fixtures

20%
Computer equipment     33
1
/
3
%
Where parts of an item of property, plant and equipment have different useful lives, the cost of that item is allocated on a reasonable basis among the parts and each part is depreciated separately. Residual values, useful lives and the depreciation method are reviewed, and adjusted if appropriate, at least at each financial year end.
An item of property, plant and equipment including any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on disposal or retirement recognized in profit or loss in the year the asset is derecognized is the difference between the net sales proceeds and the carrying amount of the relevant asset.
Intangible assets (other than goodwill)
Intangible assets acquired separately
Intangible assets with finite useful lives that are acquired separately are carried at costs less accumulated amortization. Amortization for intangible assets with finite useful lives is recognized on a straight-line basis over their estimated useful lives. The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.
Intangible assets with indefinite useful lives that are acquired separately are carried at cost less any subsequent accumulated impairment losses.
Intangible assets acquired in a business combination
Intangible assets acquired in a business combination are recognized separately from goodwill and are initially recognized at their fair value at the acquisition date (which is regarded as their cost).
Subsequent to initial recognition, intangible assets acquired in a business combination with finite useful lives are reported at costs less accumulated amortization and any accumulated impairment losses being their fair value at the date of the revaluation less subsequent accumulated amortization and any accumulated impairment losses, on the same basis as intangible assets that are acquired separately. Intangible assets acquired in a business combination with indefinite useful lives are carried at cost less any subsequent accumulated impairment losses.
An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains and losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss when the asset is derecognized.
Financial instruments - Investments and other financial assets
Initial recognition and measurement
The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of accounts receivable arising from contracts with customers that do not contain a significant financing component or for which the Group has applied the practical expedient of not adjusting the effect of a significant financing component, the Group initially measures a financial asset at its fair value, plus in the case of a financial asset not at fair value through profit or loss, transaction costs. Accounts receivable that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15 Revenue from Contracts with Customers (“IFRS 15”) in accordance with the policies set out for “Revenue recognition” below.
In order for a financial asset to be classified and measured at amortized cost, the contractual terms needs to give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding and the financial asset needs to be held within a business model whose objective is to collect contractual cash flows.
The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows. Financial assets classified and measured at fair value through other comprehensive income are held within a business model with the objective to hold financial assets in order to sell and collect contractual cash flows. Financial assets which are not held within the aforementioned business models are classified and measured at fair value through profit or loss.
All regular way purchases or sales of financial assets are recognized and derecognized on a trade date basis.
Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

Subsequent measurement
The subsequent measurement of financial assets depends on their classification as follows:
Financial assets at amortized cost (debt instruments)
Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognized in the consolidated statements of profit or loss when the asset is derecognized, modified or impaired.
The effective interest method is a method of calculating the amortized cost of a financial asset and of allocating interest income and interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts and payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial asset, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss are carried in the consolidated statements of financial position at fair value with net changes in fair value recognized in profit or loss. The amount of realized gains and losses represents the difference between the fair value at the beginning of the year or purchase date in the year and disposal date of the financial instruments, which is recognized in the consolidated statements of profit or loss and included in “dividend and gain related to disposed financial assets at fair value through profit or loss”.
This category includes debt investments at fair value through profit or loss, derivative instruments and equity investments which the Group had not irrevocably elected to classify at fair value through other comprehensive income. Dividends income which is derived from Group’s ordinary course of business is recognized as revenue in the consolidated statements of profit or loss when the right of payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Group and the amount of the dividend can be measured reliably.
Derecognition of financial assets
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized (i.e., removed from the Group’s consolidated statements of financial position) when:

•	the rights to receive cash flows from the asset have expired; or

•
the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a “pass-through” arrangement, it evaluates if, and to what extent, it has retained the risk and rewards of ownership of the asset. When it has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of the Group’s continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.
Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.
Impairment of financial assets
The Group recognizes an allowance for expected credit losses (“ECLs”) for debt instruments or financial assets at amortized cost. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.
General approach
For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next
12-months
(a
12-month
ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).
At each reporting date, the Group assesses whether the credit risk on a financial asset has increased significantly since initial recognition. When making the assessment, the Group compares the risk of a default occurring on the financial asset as of the reporting date with the risk of a default occurring on the financial asset as of the date of initial recognition and considers reasonable and supportable information that is available without undue cost or effort, including historical and forward-looking information available without undue cost or effort.
The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group.
Financial assets at amortized cost are subject to impairment under the general approach and they are classified within the following stages for measurement of ECLs except for accounts receivable arising from IFRS 15 which apply the simplified approach as detailed below.

Stage 1	—	Financial assets for which credit risk has not increased significantly since initial recognition and for which the loss allowance is measured at an amount equal to 12-month ECLs

Stage 2	—	Financial assets for which credit risk has increased significantly since initial recognition but that are not credit-impaired financial assets and for which the loss allowance is measured at an amount equal to lifetime ECLs

Stage 3	—	Financial assets that are credit-impaired at the reporting date (but that are not purchased or originated credit-impaired) and for which the loss allowance is measured at an amount equal to lifetime ECLs

Simplified approach
For accounts receivable arising from IFRS 15 that do not contain a significant financing component or when the Group applies the practical expedient of not adjusting the effect of a significant financing component, the Group applies the simplified approach in calculating ECLs. Under the simplified approach, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date.
Significant increase in credit risk
In assessing whether the credit risk has increased significantly since initial recognition, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition. In making this assessment, the Group considers both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort.
In particular, the following information is taken into account when assessing whether credit risk has increased significantly:

•	an actual or expected significant deterioration in the financial instrument’s external (if available) or internal credit rating;

•	significant deterioration in external market indicators of credit risk, e.g. a significant increase in the credit spread, the credit default swap prices for the debtor;

•	existing or forecast adverse changes in business, financial or economic conditions that are expected to cause a significant decrease in the debtor’s ability to meet its debt obligations;

•	an actual or expected significant deterioration in the operating results of the debtor;

•
an actual or expected significant adverse change in the regulatory, economic, or technological environment of the debtor that results in a significant decrease in the debtor’s ability to meet its debt obligations.

Irrespective of the outcome of the above assessment, the Group presumes that the credit risk has increased significantly since initial recognition when contractual payments are more than 30 days past due, unless the Group has reasonable and supportable information that demonstrates otherwise.
The Group regularly monitors the effectiveness of the criteria used to identify whether there has been a significant increase in credit risk and revises them as appropriate to ensure that the criteria are capable of identifying significant increase in credit risk before the amount becomes past due.
Definition of default
For internal credit risk management, the Group considers an event of default occurs when information developed internally or obtained from external sources indicates that the debtor is unlikely to pay its creditors, including the Group, in full (without taking into account any collaterals held by the Group).
Irrespective of the above, the Group considers that default has occurred when a financial asset is more than 90 days past due unless the Group has reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate.

Credit-impaired financial assets
A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-impaired includes observable data about the following events:

a)	significant financial difficulty of the issuer or the borrower;

b)	a breach of contract, such as a default or past due event;

c)
the lender(s) of the borrower, for economic or contractual reasons relating to the borrower’s financial difficulty, having granted to the borrower a concession(s) that the lender(s) would not otherwise consider;

d)	it is becoming probable that the borrower will enter bankruptcy or other financial reorganization ; or

e)	the disappearance of an active market for that financial asset because of financial difficulties.
Write-off
policy
The Group writes off a financial asset when there is information indicating that the counterparty is in severe financial difficulty and there is no realistic prospect of recovery, for example, when the counterparty has been placed under liquidation or has entered into bankruptcy proceedings. Financial assets written off may still be subject to enforcement activities under the Group’s recovery procedures, taking into account legal advice where appropriate. A write-off
constitutes a derecognition event. Any subsequent recoveries are recognised in profit or loss.
Measurement and recognition of ECL
The measurement of ECL is a function of the probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss given default is based on historical data and forward-looking information. Estimation of ECL reflects an unbiased and probability-weighted amount that is determined with the respective risks of default occurring as the weights.
Generally, the ECL is the difference between all contractual cash flows that are due to the Group in accordance with the contract and the cash flows that the Group expects to receive, discounted at the effective interest rate determined at initial recognition.
Lifetime ECL for accounts receivable from contract with customers are considered on a collective basis taking into consideration past due information and relevant credit information such as forward looking macroeconomic information.
For collective assessment, the Group takes into consideration the following characteristics when formulating the grouping:

•	Past-due status;

•	Nature, size and industry of debtors; and

•	External credit ratings where available.

The grouping is regularly reviewed by management to
ensure
the constituents of each group continue to share similar credit risk characteristics.
Interest income is calculated based on the gross carrying amount of the financial asset unless the financial asset is credit-impaired, in which case interest income is calculated based on amortized cost of the financial asset.
The Group recognises an impairment gain or loss in profit or loss for all financial instruments by adjusting their carrying amount, with the exception of accounts receivable
from contracts with customers where the corresponding adjustment is recognised through a loss allowance account. For investments in debt instruments that are measured at FVTOCI, the loss allowance is recognised in other comprehensive income and accumulated in the FVTOCI reserve without reducing the carrying amount of these debt instruments/receivables. Such amount represents the changes in the FVTOCI reserve in relation to accumulated loss allowance.
Financial liabilities
Initial recognition and measurement
Financial liabilities are classified, at initial recognition, as financial liabilities at amortized cost or at fair value through profit or loss (derivative financial instruments), as appropriate.
All financial liabilities are recognized initially at fair value and, in the case of financial liabilities at amortized cost, net of directly attributable transaction costs. Transaction costs directly attributable to the acquisition of financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.
The Group’s financial liabilities include accounts payable, bank borrowings, financial liabilities included in other payables and accruals, derivative financial liability and convertible bond.
Subsequent measurement
The subsequent measurement of financial liabilities depends on their classification as follows:
Financial liabilities at amortized cost
After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost, using the effective interest rate method unless the effect of discounting would be immaterial, in which case they are stated at cost. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the effective interest rate amortization process.
Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included in finance costs in profit or loss.

Derivative financial liability and convertible bonds
If the conversion option of convertible bond exhibits characteristics of an embedded derivative (when the conversion option that will be settled other than by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Group’s own equity instruments is a conversion option derivative), it is separated from its liability component. On initial recognition, the derivative component of the convertible bond is measured at fair value and presented separately as derivative financial instruments. Transaction costs are apportioned between the liability and derivative components of the convertible bond based on the allocation of proceeds to the liability and derivative components when the instruments are initially recognized. The portion of the transaction costs relating to the liability component is recognized initially as part of the liability. The portion relating to the derivative component is recognized immediately in the statement of profit or loss.
Derecognition of financial liabilities
A financial liability is derecognized when the obligation under the liability is discharged or cancelled, or expires.
When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and a recognition of a new liability, and the difference between the respective carrying amounts is recognized in profit or loss.
Derivative financial instruments
Derivative financial asset is initially recognized at fair value on the date on which a derivative contract is entered into and is subsequently remeasured at fair value. Derivative financial instruments are carried as an asset when the fair value is positive and as a liability when the fair value is negative. Any gain or loss arising from changes in fair value of the derivative financial instruments is taken directly to profit or loss.
Day 1 profit or loss
If the fair value of the derivative financial instrument at initial recognition differs from the transaction price and the fair value is not evidenced by a quoted price in an active market for an identical asset or liability (i.e. a Level 1 input) or a valuation technique that uses only data from observable markets, the difference between the fair value at initial recognition and the transaction price is deferred and is only recognized as a gain or loss during the term of the derivative financial instrument using a systematic basis that reflects a change in a factor (including time) that market participants would take into account when pricing the derivative financial instrument.
Classification as debt or equity
Debt and equity instruments are classified as either financial liabilities or as equity in accordance
with
the
substance of the contractual arrangements
and
the definitions
of
a financial liability and an equity instrument.
Equity instruments
An equity instrument
 is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.
Perpetual instruments, which include no contractual obligation for the Group to deliver cash or other financial assets or the Group has the sole discretion to defer payment of distribution and redemption of principal amount indefinitely are classified as equity instruments.
Repurchase of the Company’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments.
Cash and cash equivalents
Cash and cash equivalents presented on the consolidated statement of financial position include:

(a)
cash, which comprises of cash on hand and demand deposits, excluding bank balances that are subject to regulatory restrictions that result in such balances no longer meeting the definition of cash; and

(b)
cash equivalents, which comprises of short-term (generally with original maturity of three months or less), highly liquid investments that are readily convertible to a known amount of cash and which are subject to an insignificant risk of changes in value. Cash equivalents are held for the purpose of meeting short-term cash commitments rather than for investment or other purposes.

For the purposes of the consolidated statement of cash flows, cash and cash equivalents consist of cash and cash equivalents as defined above.
Provisions
A provision is recognized when a present obligation (legal or constructive) has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation.
When the effect of discounting is material, the amount recognized for a provision is the present value at the end of the reporting period of the future expenditures expected to be required to settle the obligation. The increase in the discounted present value amount arising from the passage of time is included in finance costs in profit or loss.
Contingent liabilities
A contingent liability is a present obligation arising from past events but is not recognized because it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation or the amount of the obligation cannot be measured with sufficient reliability.
Where the Group is jointly and severally liable for an obligation, the part of the obligation that is expected to be met by other parties is treated as a contingent liability and it is not recognized in the consolidated financial statements.
The Group assesses continually to determine whether an outflow of resources embodying economic benefits has become probable. If it becomes probable that an outflow of future economic benefits will be required for an item previously dealt with as a contingent liability, a provision is recognized in the consolidated financial statements in the reporting period in which the change in probability occurs, except in the extremely rare circumstances where no reliable estimate can be made.
Income tax
Income tax comprises current and deferred tax. Income tax relating to items recognized outside profit or loss is recognized outside profit or loss, either in other comprehensive income or directly in equity.
Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period, taking into consideration interpretations and practices prevailing in the countries in which the Group operates.
Deferred tax is provided, using the liability method, on all temporary differences at the end of the reporting period between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.
Deferred tax liabilities are recognized for all taxable temporary differences, except:

•
when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•
in respect of taxable temporary differences associated with investments in subsidiaries, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, and the carryforward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, the carryforward of unused tax credits and unused tax losses can be utilized, except:

•
when the deferred tax asset relating to the deductible temporary differences arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•
in respect of deductible temporary differences associated with investments in subsidiaries, deferred tax assets are only recognized to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be recovered.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets and deferred tax liabilities are offset if and only if the Group has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxable entity by the same taxation authority.
Revenue recognition
Revenue from contracts with customers
Revenue from contracts with customers is recognized when control of goods or services is transferred to the customers at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. During the years ended December 31, 2020, 2021 2022, no, one and three customers, under capital market solutions segment, contributed ten percent
or more of the total revenue of the Group, respectively.
When the consideration in a contract includes a variable amount, the amount of consideration is estimated to which the Group will be entitled in exchange for transferring the goods or services to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved.
Capital market solutions
Capital market solutions service income is composed of underwriting commission, brokerage and handling fee and financial advisory fee and asset management fee. Underwriting commission earned from underwriting equity and debt securities is recognized at the point in time when the Group’s performance under the terms of a contractual arrangement is completed, which is typically at the closing of a transaction if there is no uncertainty or contingency related to the amount to be paid. The normal credit term is 60 to 120 days upon the completion of performance.
The Group considers that all the services promised in a particular contract of being a financial advisor are interdependent and interrelated and should be therefore accounted for as a single performance obligation. As it is unlikely that a customer can obtain benefit before the Group completes all its services up to listing or the completion of the underlying transaction and since the contracts do not provide the Group an enforceable right to payment performance completed up to date, the financial advisory fees are recognized at a point in time upon listing or when the underlying transactions are completed.
Asset management fee primarily includes fees associated with asset management, performance-based incentive fee, brokerage and handling fee. The management fee and the performance-based incentive fee are earned for the provision of asset management services, which include portfolio diversification and rebalancing. These services represent a single performance obligation comprised of a series of distinct services which are substantially the same, being provided continuously over the contract period. Asset management fees consist of management and performance fees that are fixed or variable. Variable consideration is determined based on underlying assets under management, i.e. AUM, of a customer’s account at a specified period end. At the end of each reporting period, the Group updates the estimated transaction price (including updating its assessment of whether an estimate of variable consideration is constrained) to represent faithfully the circumstances present at the end of the reporting period and the changes in circumstances during the reporting period. Management fee is recognized when services are performed. Fixed consideration is recognized over the schedule period on a straight-line basis because the customer simultaneously receives and consumes the benefits provided by the Company. Performance-based incentive fee is recognized when the performance target is met and the revenue is not probable of a significant reversal. For asset management services, when a single contract contains both asset management services and brokerage services, the stand-alone selling prices of each of the distinct services underlying the performance obligations (i.e. management fee and performance-based incentive fee for asset management service and brokerage and handling fee for transaction processing service) are stated separately in the contract. These are the observable prices of services when the Company sells each of them separately.
Brokerage and handling fee is recognized at the point in time when the associated service is fulfilled, generally on the trade execution date.
Digital solutions and other service
s

(i)	Insurance brokerage services
The Group earns commission income by facilitating the arrangement between insurance company partners and individuals/businesses. The service promised to the customer is placement of an effective insurance or reinsurance policy. Commission revenue is usually a percentage of the premium paid by the insured and generally depends upon the type of insurance or reinsurance policy and the insurance company partner. Revenue is recognized at a point in time upon execution and effectiveness of insurance contracts. The Group allows a credit period up to 15 days to its customers.

(ii)	Digital solutions services
The Group provides its corporate clients exclusive access to the membership program for a fixed membership fee negotiated on case by case basis and agreed upon entering the contract with each customer based on the level of annual fee including the depth of cooperation and relationship, expected spectrum of services required, expected near term and long-term benefits from participating in the membership program, and the relative bargaining power of respective customers taking into consideration the reputation, stage of growth, future revenue potential from other services which can be rendered, and other factors, under the digital solutions and other services segment, which provides its members networking opportunities with prestigious corporate members, prominent business executives and partners. Contract terms of contracts entered during the period generally ranged from 1 to 3 years. Revenue from such service is recognized over time as the customers simultaneously receive and consume the service provided by the Group. The Group may require customers to provide partial upfront payments of total service fees. Upfront payment may be requested at the point the customer entered into the service contracts. The remaining payments will be settled according to the payment schedules stated in the service contracts. The Group may allow a credit period ranging from 0 to 90 days to its customers for the demand note issued in accordance with the payment schedules. When the Group receives an upfront payment, this will give rise to contract liabilities at the time of the initial sales transaction for which revenue is recognized over the membership service period.
Fashion and luxury media advertising and marketing services
Fashion and luxury media advertising and marketing services income is composed of fashion and luxury magazines and advertising service income and fashion and luxury media licensing and marketing services income. The Group distributes of fashion and luxury magazines. The Group also provides advertising services on fashion and luxury magazines to the customers. Revenue is recognized at a point in time when control of the goods has transferred to the customers or upon the edition in which the advertisement is displayed. The Group also provides fashion and luxury media licensing and marketing services to its customers on its multimedia channels. The Group recognizes revenues of such services over time based on the contract term. The Group allows a credit period up to
90 days to its customers.

Revenue from other sources
Fair value changes on financial assets at fair value through profit or loss and derivative financial assets are recognized in the period in which they arise. Gain/loss recognized during the current period is recognized as gain/loss related to disposed investments, whereas gain/loss recognized for those financial assets at fair value through profit or loss and derivative financial assets held at the end of the reporting period is recognized as net fair value changes on financial assets at fair value through profit or loss and net fair value changes on derivative financial assets.
Dividend income is recognized when the shareholders’ right to receive payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Group and the amount of the dividend can be measured reliably.
Contract liabilities
A contract liability is recognized when the payment is made and received or the payment is due (whichever is earlier) from a customer before the Group transfers the related goods or services. Contract liabilities are recognized as revenue when the Group performs under the contract (i.e., transfers control of the related goods or services to the customer).
For certain customers, the Company requires upfront payment and recorded such upfront fee as contract liabilities in other payables and accruals. Upfront fee is recognized as revenue based on the time elapsed for the service period.
Government grant
Government grants are not recognized until there is reasonable assurance that the Group will comply with the conditions attaching to them and that the grants will be received.
Government grants are recognized in profit or loss on a systematic basis over the periods in which the Group recognizes as expenses the related costs for which the grants are intended to compensate. Specifically, government grants whose primary condition is that the Group should purchase, construct or otherwise acquire non-current
assets (including property, plant and equipment) are recognized as deferred income in the consolidated statement of financial position and transferred to profit or loss on a systematic and rational basis over the useful lives of the related assets.
Government grants that are receivable as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Group with no future related costs are recognized in profit or loss in the period in which they become receivable. Such grants are presented under other income.
Employee benefits
The Group operates a defined contribution Mandatory Provident Fund retirement benefit scheme (the “MPF Scheme”) under the Mandatory Provident Fund Schemes Ordinance for all of its employees in Hong Kong. Contributions are made based on a percentage of the employees’ basic salaries and are charged to profit or loss as they become payable in accordance with the rules of the MPF Scheme. The assets of the MPF Scheme are held separately from those of the Group in an independently administered fund. The Group’s employer contributions vest fully with the employees when contributed into the MPF Scheme.

Short-term employee benefits are recognised at the undiscounted amount of the benefits expected to be paid as and when employees rendered the services. All short-term employee benefits are recognised as an expense unless another IFRS requires or permits the inclusion of the benefit in the cost of an asset.
A liability is recognised for benefits accruing to employees (such as wages and salaries) after deducting any amount already paid.

Share-based payments
Restricted ordinary shares granted to employees
Equity-settled share-based payments to employees are measured at the fair value of the equity instruments at the grant date. The fair value of the equity-settled share-based payments determined at the grant date without taking into consideration all non-market vesting conditions is expensed on a straight-line basis over the vesting period. When the restricted ordinary shares are vested, the amount previously recognized in share-based payment reserve will be transferred to share premium.
Leases
Definition of a lease
A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
For contracts entered into or modified on or after the date of initial application IFRS 16 or arising from business combinations, the Group assesses whether a contract is or contains a lease based on the definition under IFRS 16 at inception, modification date or acquisition date, as appropriate. Such contract will not be reassessed unless the terms and conditions of the contract are subsequently changed.
The Group as a lessee
Allocation of consideration to components of a contract
For a contract that contains a lease component and one or more additional lease or non-lease
components, the Group allocates the consideration in the contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease
components.
Short-term leases
The Group applies the short-term lease recognition exemption to leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option. Lease payments on short-term leases are recognized as expense on a straight-line basis or another systematic basis over the lease term.
Right-of-use
assets
The cost of
right-of-use
asset includes:

•	the amount of the initial measurement lease liability;

•	any lease payments made at or before the commencement date, less any lease incentives received;

•	any initial direct costs incurred by the Group; and

•
an estimate of costs to be incurred by the Group in dismantling and removing the underlying assets, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease.

Right-of-use
assets in which the Group is reasonably certain to obtain ownership of the underlying leased assets at the end of the lease term are depreciated from commencement date to the end of the useful life. Otherwise, right-of-use
assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term.
The Group presents
right-of-use
assets as a separate line item on the consolidated statement of financial position.
Lease liabilities
At the commencement date of a lease, the Group recognizes and measures the lease liability at the present value of lease payments that are unpaid at that date. In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable.
The lease payments include:

•	Fixed lease payments (including in-substance fixed payments), less any lease incentives;

•	Variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;

•	The exercise price of purchase options, if the lessee is reasonably certain to exercise the options;

•	Payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease; and

•	The amount expected to be payable by the lessee under remaining value guarantees.
After the commencement date, lease liabilities are adjusted by interest accretion and lease payments.
The Group presents lease liabilities as a separate line item on the condensed consolidated statement of financial position.
Foreign currencies
These financial statements are presented in Hong Kong dollars, which is the Company’s functional currency. Each entity in the Group determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency. Foreign currency transactions recorded by the entities in the Group are initially recorded using their respective functional currency rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency rates of exchange ruling at the end of the reporting period. Differences arising on settlement or translation of monetary items are recognized in profit or loss.

Non-monetary
items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.
Non-monetary
items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was measured. The gain or loss arising on translation of a non-monetary
item measured at fair value is treated in line with the recognition of the gain or loss on change in fair value of the item (i.e., translation difference on the item whose fair value gain or loss is recognized in other comprehensive income or profit or loss is also recognized in other comprehensive income or profit or loss, respectively).
In determining the exchange rate on initial recognition of the related asset, expense or income on the derecognition of a non-monetary
asset or
non-monetary
liability relating to an advance consideration, the date of initial transaction is the date on which the Group initially recognizes the non-monetary
asset or
non-monetary
liability arising from the advance consideration. If there are multiple payments or receipts in advance, the Group determines the transaction date for each payment or receipt of the advance consideration.
For the purpose of presenting consolidated financial statements, the assets and liabilities of the Group’s foreign operations are translated at exchange rates prevailing on the reporting date. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case the exchange rates at the date of transactions are used. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in an exchange reserve (attributed to non-controlling
interests as appropriate).
On the disposal of a foreign operation (i.e. a disposal of the Group’s entire interest in a foreign operation, or a disposal involving loss of control over a subsidiary that includes a foreign operation of which the retained interest becomes a financial asset), all of the exchange differences accumulated in a foreign exchange translation reserve in respect of that operation attributable to the owners of the Company are reclassified to profit or loss.
In addition, in relation to a partial disposal of a subsidiary that includes a foreign operation that does not result in the Group losing control over the subsidiary, the proportionate share of accumulated exchange differences are re-attributed
to
non-controlling
interests and are not recognized in profit or loss. For all other partial disposals, the proportionate share of the accumulated exchange differences is reclassified to profit or loss.
Borrowing costs
All borrowing costs
not eligible for capitalization
are recognised in profit or loss in the period in which they are incurred.